Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses by Portfolio Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 4,491	$ 4,441	$ 4,417
Change in accounting principle	1,499
Provision for credit losses	3,806	1,504	1,379
Loans charged-off	2,180	1,867	1,760
Less recoveries of loans charged-off	(394)	(413)	(406)
Net loans charged-off	1,786	1,454	1,354
Other changes			(1)
Balance at end of period	8,010	4,491	4,441
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,484	1,454	1,372
Change in accounting principle	378
Provision for credit losses	1,074	315	333
Loans charged-off	575	399	350
Less recoveries of loans charged-off	(62)	(114)	(99)
Net loans charged-off	513	285	251
Balance at end of period	2,423	1,484	1,454
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	799	800	831
Change in accounting principle	(122)
Provision for credit losses	1,054	13	(50)
Loans charged-off	210	21	9
Less recoveries of loans charged-off	(23)	(7)	(28)
Net loans charged-off	187	14	(19)
Balance at end of period	1,544	799	800
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	433	455	449
Change in accounting principle	(30)
Provision for credit losses	158	(19)	23
Loans charged-off	19	34	48
Less recoveries of loans charged-off	(31)	(31)	(31)
Net loans charged-off	(12)	3	17
Balance at end of period	573	433	455
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	647	630	678
Change in accounting principle	401
Provision for credit losses	336	276	211
Loans charged-off	401	385	383
Less recoveries of loans charged-off	(132)	(126)	(124)
Net loans charged-off	269	259	259
Balance at end of period	1,115	647	630
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,128	1,102	1,056
Change in accounting principle	872
Provision for credit losses	1,184	919	892
Loans charged-off	975	1,028	970
Less recoveries of loans charged-off	(146)	(135)	(124)
Net loans charged-off	829	893	846
Balance at end of period	$ 2,355	$ 1,128	1,102
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			31
Provision for credit losses			(30)
Other changes			$ (1)